UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Semiannual report	Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2013

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector allocation and top 10 equity holdings	1

Statement of net assets	3

Statement of operations	12

Statements of changes in net assets	13

Statement of cash flows	14

Financial highlights	15

Notes to financial statements	16

Other Fund information	24

About the organization	28

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.
As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	72.24%
Consumer Discretionary	3.98%
Consumer Staples	7.10%
Diversified REITs	1.76%
Energy	8.69%
Financials	7.47%
Healthcare	10.39%
Healthcare REITs	1.03%
Hotel REITs	0.74%
Industrial REITs	1.04%
Industrials	5.84%
Information Technology	6.83%
Mall REITs	2.27%
Manufactured Housing REIT	0.43%
Materials	1.89%
Mixed REITs	0.23%
Mortgage REIT	0.37%
Multifamily REITs	1.46%
Office REITs	0.88%
Real Estate Management & Development	0.00%
Self-Storage REITs	0.41%
Shopping Center REITs	1.67%
Single Tenant REIT	0.22%
Specialty REITs	2.42%
Telecommunications	3.33%
Utilities	1.79%
Convertible Preferred Stock	2.27%
Convertible Bonds	9.96%
Basic Industry	0.14%
Capital Goods	0.81%
Communications	1.36%
Consumer Cyclical	1.99%
Consumer Non-Cyclical	1.75%
Energy	0.62%
Financials	0.63%
Industrials	0.14%
Insurance	0.18%
Real Estate	0.28%
Technology	2.06%
Corporate Bonds	38.39%
Automobiles	0.94%
Banking	0.94%
Basic Industry	4.65%
Capital Goods	2.32%
Communications	3.33%
Consumer Cyclical	3.14%
Consumer Non-Cyclical	1.30%
Energy	5.93%
Financials	0.83%
Healthcare	2.57%
Insurance	1.73%
Media	3.35%
Services	4.23%
Technology	2.31%
Utilities	0.82%
Senior Secured Loans	0.80%
Exchange Traded Fund	0.26%
Limited Partnerships	1.25%
Preferred Stock	0.66%
Short-Term Investments	4.42%
Securities Lending Collateral	4.49%
Total Value of Securities	134.74%
Obligation to Return Securities Lending Collateral	(4.61%)
Borrowing Under Line of Credit	(30.29%)
Receivables and Other Assets Net of Other Liabilities	0.16%
Total Net Assets	100.00%

(continues)       1

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Cisco Systems	2.11%
Bank of New York Mellon	2.00%
Raytheon	2.00%
Northrop Grumman	1.98%
Johnson Controls	1.94%
duPont (E.I.) deNemours	1.89%
Allstate	1.86%
Occidental Petroleum	1.86%
Marathon Oil	1.85%
Waste Management	1.83%

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2013 (Unaudited)

	Number of
	Shares	Value
Common Stock – 72.24%
Consumer Discretionary – 3.98%
† DIRECTV Class A	1,550	$94,752
Johnson Controls	48,400	1,808,224
Lowe’s	40,500	1,705,455
† United Rentals	1,816	103,221
		3,711,652
Consumer Staples – 7.10%
† Archer-Daniels-Midland	49,400	1,592,162
CVS Caremark	29,200	1,681,336
Kraft Foods Group	30,933	1,705,336
L Brands	2,008	100,420
Mondelez International Class A	36,600	1,078,236
* Safeway	19,900	457,899
		6,615,389
Diversified REITs – 1.76%
Fibra Uno Administracion	129,600	449,890
Fifth Street Finance	23,143	243,002
Lexington Realty Trust	69,300	872,486
* Nieuwe Steen Investments	269	1,888
Vornado Realty Trust	865	69,157
		1,636,423
Energy – 8.69%
Chevron	12,800	1,571,200
ConocoPhillips	24,700	1,515,098
Halliburton	37,200	1,556,820
Marathon Oil	50,000	1,719,500
† Occidental Petroleum	18,800	1,730,916
		8,093,534
Financials – 7.47%
Allstate	36,000	1,736,640
Aspen Insurance Holdings	1,186	43,578
Bank of New York Mellon	62,100	1,866,726
Marsh & McLennan	41,700	1,668,834
Travelers	19,600	1,640,912
		6,956,690
Healthcare – 10.39%
*† Alliance Healthcare Services	1,465	23,748
Baxter International	23,000	1,617,590
Cardinal Health	35,900	1,685,865
Johnson & Johnson	20,000	1,683,600
Merck	34,000	1,587,800
Pfizer	61,189	1,666,176
Quest Diagnostics	22,900	1,416,136
		9,680,915
Healthcare REITs – 1.03%
HCP	3,850	182,413
Health Care REIT	5,260	357,838
Healthcare Trust of America	26,000	298,740
LTC Properties	2,800	116,508
		955,499
Hotel REITs – 0.74%
Ashford Hospitality Trust	9,000	118,890
DiamondRock Hospitality	12,300	116,973
LaSalle Hotel Properties	3,100	81,840
Summit Hotel Properties	37,600	371,112
		688,815
Industrial REITs – 1.04%
First Industrial Realty Trust	26,400	445,896
ProLogis	1,080	43,524
STAG Industrial	21,700	477,400
		966,820
Industrials – 5.84%
† Delta Air Lines	24	432
† Flextronics International	4,400	32,824
Northrop Grumman	22,400	1,845,536
Raytheon	27,900	1,859,256
Waste Management	40,700	1,706,551
		5,444,599
Information Technology – 6.83%
Cisco Systems	81,700	1,967,336
Intel	55,400	1,345,112
Motorola Solutions	25,742	1,492,006
Xerox	177,400	1,559,346
		6,363,800
Mall REITs – 2.27%
CBL & Associates Properties	13,400	308,066
General Growth Properties	4,429	90,927
Macerich	1,326	86,071
* Rouse Properties	228	4,585
Simon Property Group	9,747	1,622,291
		2,111,940
Manufactured Housing REIT – 0.43%
Sun Communities	8,100	404,757
		404,757
Materials – 1.89%
duPont (E.I.) deNemours	31,600	1,762,964
		1,762,964
Mixed REITs – 0.23%
Liberty Property Trust	2,300	93,334
PS Business Parks	1,600	122,096
		215,430
Mortgage REIT – 0.37%
Starwood Property Trust	13,500	342,495
		342,495
Multifamily REITs – 1.46%
Apartment Investment &
Management	12,119	366,720
BRE Properties	4,200	209,958
Camden Property Trust	2,950	204,288
Education Realty Trust	25,000	261,500
Equity Residential	5,600	316,680
		1,359,146
Office REITs – 0.88%
* Alstria Office REIT	23,400	282,943
Government Properties Income Trust	4,100	99,671

(continues)       3

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Office REITs (continued)
Parkway Properties	25,700	$441,526
		824,140
Real Estate Management &
Development – 0.00%
† Howard Hughes	1	100
		100
Self-Storage REITs – 0.41%
Extra Space Storage	2,800	117,292
Public Storage	1,750	265,650
		382,942
Shopping Center REITs – 1.67%
Agree Realty	13,950	464,953
Equity One	6,800	158,644
Federal Realty Investment Trust	300	32,325
First Capital Realty	11,881	221,697
* Kimco Realty	17,230	381,645
Ramco-Gershenson Properties Trust	12,900	201,369
Weingarten Realty Investors	3,000	95,640
		1,556,273
Single Tenant REIT – 0.22%
* National Retail Properties	5,700	204,459
		204,459
Specialty REITs – 2.42%
EPR Properties	2,420	126,856
Gladstone Land	27,600	422,004
Home Loan Servicing Solution	39,400	899,896
Plum Creek Timber	5,785	275,945
Rayonier	2,500	138,500
Solar Capital	17,228	396,244
		2,259,445
Telecommunications – 3.33%
AT&T	38,300	1,340,117
=† Century Communications	500,000	0
CenturyLink	2,699	92,171
France Telecom ADR	5,100	51,510
* Frontier Communications	33,800	139,932
Verizon Communications	30,500	1,478,640
		3,102,370
Utilities – 1.79%
American Water Works	3,600	143,784
=† Calpine Tracking	345,000	0
Edison International	31,100	1,428,734
† Mirant (Escrow)	180,000	0
NRG Energy	3,776	96,364
		1,668,882
Total Common Stock (cost $50,775,319)		67,309,479

Convertible Preferred Stock – 2.27%
# Chesapeake Energy 5.75% 144A
exercise price $27.83,
expiration date 12/31/49	177	194,700
El Paso Energy Capital Trust I 4.75%
exercise price $34.49
expiration date 3/31/28	5,250	312,113
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49	288	351,792
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49	182	241,152
MetLife 5.00%
exercise price $44.28,
expiration date 9/4/13	4,725	251,417
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13	4,300	225,621
SandRidge Energy
7.00% exercise price $7.76,
expiration date 12/31/49	1,600	141,700
8.50% exercise price $8.01,
expiration date 12/31/49	780	75,371
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49	259	325,045
Total Convertible Preferred Stock
(cost $1,807,582)		2,118,911

	Principal
	Amount
Convertible Bonds – 9.96%
Basic Industry – 0.14%
Steel Dynamics 5.125%
exercise price $17.25,
expiration date 6/15/14	$122,000	134,963
		134,963
Capital Goods – 0.81%
L-3 Communications Holdings
3.00% exercise price $90.24,
expiration date 8/1/35	275,000	282,563
# Owens-Brockway Glass
Container 144A 3.00%
exercise price $47.47,
expiration date 5/28/15	459,000	471,048
		753,611
Communications – 1.36%
# Alaska Communications Systems
Group 144A 6.25%
exercise price $10.28,
expiration date 4/27/18	213,000	170,267
# Blucora 144A 4.25%
exercise price $21.66,
expiration date 3/29/19	111,000	125,638
# Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40	223,000	248,506
Leap Wireless International
4.50% exercise price $93.21,
expiration date 7/10/14	282,000	287,992
Rovi 2.625%
exercise price $47.36,
expiration date 2/10/40	179,000	185,489

		Principal
		Amount	Value
Convertible Bonds (continued)
Communications (continued)
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14	$101,000	$252,247
			1,270,139
Consumer Cyclical – 1.99%
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27	520,000	487,175
	Iconix Brand Group 2.50%
	exercise price $30.75,
	expiration date 5/31/16	230,000	269,388
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27	456,000	459,990
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15	278,000	316,746
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19	327,000	320,869
			1,854,168
Consumer Non-Cyclical – 1.75%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16	228,000	229,140
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16	208,000	156,520
*Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42	214,000	221,490
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16	106,000	113,751
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14	300,000	330,563
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15	65,000	151,531
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17	380,000	373,588
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33	51,000	49,693
			1,626,276
Energy – 0.62%
*	Chesapeake Energy 2.50%
	exercise price $50.90,
	expiration date 5/15/37	126,000	126,551
*	Helix Energy Solutions Group
	3.25% exercise price $25.02,
	expiration date 3/12/32	256,000	331,841
*	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41	135,000	116,859
			575,251
Financials – 0.63%
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16	189,000	208,373
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16	128,000	133,120
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14	227,000	245,727
			587,220
Industrials – 0.14%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29	107,000	133,081
			133,081
Insurance – 0.18%
#	WellPoint 144A 2.75%
	exercise price $75.47,
	expiration date 10/15/42	136,000	166,770
			166,770
Real Estate – 0.28%
#	Lexington Realty Trust 144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30	139,000	258,279
			258,279
Technology – 2.06%
	Advanced Micro Devices
	6.00% exercise price $28.08,
	expiration date 4/30/15	185,000	190,781
	#144A 6.00%
	exercise price $28.08,
	expiration date 4/30/15	83,000	85,594
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18	196,000	233,118
	Intel 3.25%
	exercise price $21.94,
	expiration date 8/1/39	155,000	202,566
	Linear Technology 3.00%
	exercise price $41.46,
	expiration date 4/30/27	190,000	202,469
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31	160,000	166,600
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17	186,000	247,728
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32	354,000	350,238

(continues)       5

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Convertible Bonds (continued)
Technology (continued)
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37	$158,000	$236,013
			1,915,107
Total Convertible Bonds (cost $8,180,757)			9,274,865

Corporate Bonds – 38.39%
Automobiles – 0.94%
	American Axle & Manufacturing
	7.75% 11/15/19	103,000	117,935
	Chrysler Group 8.25% 6/15/21	230,000	261,050
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	215,000	213,656
#	Jaguar Land Rover 144A
	8.125% 5/15/21	170,000	192,525
	Meritor 6.75% 6/15/21	90,000	89,325
			874,491
Banking – 0.94%
•	Bank of America 5.20% 12/29/49	200,000	199,000
*	Barclays Bank 7.625% 11/21/22	200,000	201,500
•	Fifth Third Bancorp
	5.10% 12/31/49	90,000	90,000
#•	HBOS Capital Funding 144A
	6.071% 6/29/49	420,000	385,350
			875,850
Basic Industry – 4.65%
	AK Steel 7.625% 5/15/20	109,000	98,100
#	American Builders & Contractors
	Supply 144A 5.625% 4/15/21	55,000	55,825
#	APERAM 144A 7.75% 4/1/18	150,000	150,000
	ArcelorMittal 6.125% 6/1/18	380,000	404,224
#	Builders FirstSource 144A
	7.625% 6/1/21	130,000	130,975
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	186,000	200,415
#	Essar Steel Algoma 144A
	9.375% 3/15/15	100,000	93,500
*#	FMG Resources August 2006 144A
	6.875% 2/1/18	70,000	71,488
	6.875% 4/1/22	115,000	116,581
	HD Supply
	#144A 7.50% 7/15/20	195,000	207,188
	10.50% 1/15/21	25,000	26,031
	Headwaters 7.625% 4/1/19	145,000	156,238
#	Inmet Mining 144A 8.75% 6/1/20	170,000	184,025
#	JMC Steel Group 144A
	8.25% 3/15/18	210,000	213,675
#	MacDermid 144A 9.50% 4/15/17	174,000	180,416
#	Masonite International 144A
	8.25% 4/15/21	210,000	234,149
#	New Gold 144A 6.25% 11/15/22	190,000	196,650
	Norcraft 10.50% 12/15/15	91,000	95,209
	Nortek 8.50% 4/15/21	154,000	169,400
#	Perstorp Holding 144A
	8.75% 5/15/17	200,000	207,500
	Rockwood Specialties Group
	4.625% 10/15/20	180,000	184,275
#	Ryerson 144A
	9.00% 10/15/17	120,000	130,050
	11.25% 10/15/18	50,000	53,375
#	Sappi Papier Holding 144A
	8.375% 6/15/19	200,000	221,250
#	Taminco Global Chemical 144A
	9.75% 3/31/20	137,000	155,838
#	TPC Group 144A
	8.75% 12/15/20	220,000	233,199
*#	US Coatings Acquisition 144A
	7.375% 5/1/21	150,000	158,813
			4,328,389
Capital Goods – 2.32%
#	Ardagh Packaging Finance 144A
	7.00% 11/15/20	200,000	205,499
	Berry Plastics 9.75% 1/15/21	107,000	124,120
#	BOE Intermediate Holding PIK 144A
	9.00% 11/1/17	70,000	69,300
#	BOE Merger PIK 144A
	9.50% 11/1/17	182,000	190,645
#	Consolidated Container 144A
	10.125% 7/15/20	171,000	193,658
#	Crown Americas 144A
	4.50% 1/15/23	15,000	14,738
#	GenCorp 144A 7.125% 3/15/21	85,000	91,375
	Kratos Defense & Security Solutions
	10.00% 6/1/17	133,000	145,635
#	Milacron 144A 7.75% 2/15/21	180,000	189,900
	Mueller Water Products
	7.375% 6/1/17	169,000	174,070
	Reynolds Group Issuer
	5.75% 10/15/20	85,000	86,488
	9.875% 8/15/19	270,000	295,312
#	Sealed Air 144A
	8.125% 9/15/19	34,000	38,675
	8.375% 9/15/21	132,000	153,120
#	Silver II Borrower 144A
	7.75% 12/15/20	180,000	187,650
			2,160,185
Communications – 3.33%
#	Clearwire Communications 144A
	12.00% 12/1/15	180,000	192,834
#	Columbus International 144A
	11.50% 11/20/14	130,000	145,275
#	Digicel Group 144A
	8.25% 9/30/20	221,000	236,470
	Equinix
	4.875% 4/1/20	63,000	64,418
	5.375% 4/1/23	127,000	131,763

		Principal
		Amount	Value
Corporate Bonds (continued)
Communications (continued)
	Hughes Satellite Systems
	7.625% 6/15/21	$160,000	$179,600
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23	40,000	39,300
#	Intelsat Luxembourg 144A
	7.75% 6/1/21	220,000	232,100
	*8.125% 6/1/23	235,000	252,330
	Level 3 Communications
	*8.875% 6/1/19	80,000	87,100
	11.875% 2/1/19	135,000	155,588
	Level 3 Financing 7.00% 6/1/20	130,000	137,313
#	MetroPCS Wireless 144A
	6.25% 4/1/21	85,000	89,356
	Sprint Capital 8.75% 3/15/32	85,000	99,450
	Sprint Nextel
	8.375% 8/15/17	124,000	143,530
	9.125% 3/1/17	167,000	196,225
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	200,000	209,500
	11.75% 7/15/17	100,000	105,750
	Windstream 7.50% 6/1/22	105,000	111,825
	Zayo Group 10.125% 7/1/20	255,000	297,712
			3,107,439
Consumer Cyclical – 3.14%
#	BC Mountain 144A 7.00% 2/1/21	55,000	58,438
#	Bon-Ton Department Stores 144A
	8.00% 6/15/21	195,000	201,094
	Burlington Coat Factory Warehouse
	10.00% 2/15/19	185,000	207,431
#	CDR DB Sub 144A 7.75% 10/15/20	220,000	230,450
	CKE Restaurants 11.375% 7/15/18	13,000	13,601
*#	Claire’s Stores 144A 7.75% 6/1/20	55,000	55,963
	Dave & Buster’s 11.00% 6/1/18	151,000	170,253
^#	Dave & Buster’s Entertainment 144A
	8.621% 2/15/16	245,000	191,100
	Express 8.75% 3/1/18	79,000	85,814
#	Landry’s 144A 9.375% 5/1/20	220,000	240,349
#	LKQ 144A 4.75% 5/15/23	200,000	200,000
	Michaels Stores 11.375% 11/1/16	35,000	36,707
	Pantry 8.375% 8/1/20	195,000	214,256
#	Party City Holdings 144A
	8.875% 8/1/20	210,000	236,775
	Quiksilver 6.875% 4/15/15	185,000	185,233
	Rite Aid 9.25% 3/15/20	200,000	226,750
#	Tempur-Pedic International 144A
	6.875% 12/15/20	140,000	151,725
#	Wok Acquisition 144A
	10.25% 6/30/20	195,000	219,375
			2,925,314
Consumer Non-Cyclical – 1.30%
#	Alphabet Holding 144A
	7.75% 11/1/17	70,000	72,450
	B&G Foods 4.625% 6/1/21	105,000	105,000
	Constellation Brands
	3.75% 5/1/21	30,000	29,325
	4.25% 5/1/23	130,000	128,050
	Del Monte 7.625% 2/15/19	144,000	149,939
#	First Quality Finance 144A
	4.625% 5/15/21	110,000	107,800
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39	85,000	96,263
#	JBS USA 144A 8.25% 2/1/20	165,000	181,912
	Smithfield Foods 6.625% 8/15/22	60,000	68,400
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	35,000	37,669
	6.625% 11/15/22	135,000	146,138
	Visant 10.00% 10/1/17	92,000	88,550
			1,211,496
Energy – 5.93%
	AmeriGas Finance
	7.00% 5/20/22	105,000	114,450
	Antero Resources Finance
	6.00% 12/1/20	200,000	209,000
#	Athlon Holdings 144A
	7.375% 4/15/21	135,000	140,738
	Calumet Specialty Products Partners
	9.375% 5/1/19	350,000	391,124
	Chaparral Energy
	7.625% 11/15/22	90,000	97,650
	8.25% 9/1/21	105,000	116,550
#	CHC Helicopter 144A
	9.375% 6/1/21	100,000	102,875
	Chesapeake Energy
	5.375% 6/15/21	40,000	40,800
	5.75% 3/15/23	60,000	62,550
	*6.125% 2/15/21	26,000	28,470
	6.625% 8/15/20	145,000	162,038
	Comstock Resources
	7.75% 4/1/19	176,000	187,000
	Copano Energy 7.125% 4/1/21	47,000	54,403
	Crosstex Energy
	7.125% 6/1/22	68,000	73,100
	8.875% 2/15/18	102,000	110,160
#	Drill Rigs Holdings 144A
	6.50% 10/1/17	195,000	199,875
#	Exterran Partners 144A
	6.00% 4/1/21	195,000	200,850
#	Genesis Energy 144A
	5.75% 2/15/21	215,000	219,703
#	Halcon Resources 144A
	8.875% 5/15/21	210,000	214,725
#	Hercules Offshore 144A
	10.50% 10/15/17	276,000	298,079
#	Hilcorp Energy I 144A
	8.00% 2/15/20	130,000	144,300
	Kodiak Oil & Gas 8.125% 12/1/19	245,000	276,849

(continues)       7

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds (continued)
Energy (continued)
	Laredo Petroleum
	7.375% 5/1/22	$45,000	$49,725
	9.50% 2/15/19	178,000	202,475
	Linn Energy
	6.50% 5/15/19	17,000	17,383
	8.625% 4/15/20	126,000	138,600
#	Midstates Petroleum 144A
	9.25% 6/1/21	165,000	164,381
	Northern Oil and Gas 8.00% 6/1/20	175,000	182,875
#	Offshore Group Investment 144A
	7.125% 4/1/23	90,000	93,375
#	PDC Energy 144A
	7.75% 10/15/22	185,000	202,575
	Pioneer Energy Services
	9.875% 3/15/18	182,000	199,290
	Range Resources 5.00% 8/15/22	145,000	147,900
#	Regency Energy Partners 144A
	4.50% 11/1/23	40,000	39,700
	Rosetta Resources 5.625% 5/1/21	120,000	120,450
#	Samson Investment 144A
	9.75% 2/15/20	141,000	147,698
	SandRidge Energy
	7.50% 3/15/21	60,000	62,100
	8.125% 10/15/22	188,000	201,630
	*8.75% 1/15/20	25,000	27,000
#	Targa Resources Partners 144A
	4.25% 11/15/23	90,000	86,175
			5,528,621
Financials – 0.83%
	E Trade Financial 6.375% 11/15/19	190,000	200,450
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	225,000	212,625
	International Lease Finance
	4.625% 4/15/21	90,000	89,494
#	Nuveen Investments 144A
	9.50% 10/15/20	220,000	237,050
#	Provident Funding Associates 144A
	6.75% 6/15/21	35,000	35,875
			775,494
Healthcare – 2.57%
	Air Medical Group Holdings
	9.25% 11/1/18	123,000	135,608
#	Alere 144A
	6.50% 6/15/20	110,000	110,963
	7.25% 7/1/18	95,000	103,550
#	Biomet 144A 6.50% 10/1/20	195,000	198,412
#	CDRT Holding PIK 144A
	9.25% 10/1/17	95,000	98,088
	Community Health Systems
	7.125% 7/15/20	145,000	159,319
	8.00% 11/15/19	124,000	137,020
	Immucor 11.125% 8/15/19	155,000	176,313
	Kinetic Concepts
	10.50% 11/1/18	124,000	134,850
	12.50% 11/1/19	103,000	107,120
#	MultiPlan 144A 9.875% 9/1/18	208,000	233,999
	Radnet Management
	10.375% 4/1/18	118,000	127,293
#	Sky Growth Acquisition Holdings
	144A 7.375% 10/15/20	295,000	314,912
#	STHI Holding 144A
	8.00% 3/15/18	150,000	164,250
#	Truven Health Analytics 144A
	10.625% 6/1/20	70,000	79,450
#	Valeant Pharmaceuticals
	International 144A
	6.375% 10/15/20	105,000	110,775
			2,391,922
Insurance – 1.73%
•	American International Group
	8.175% 5/15/58	205,000	269,575
#	Hub International 144A
	8.125% 10/15/18	225,000	243,000
*•	ING Groep 5.775% 12/29/49	405,000	396,900
#•	Liberty Mutual Group 144A
	7.00% 3/15/37	190,000	199,500
#	Onex USI Acquisition 144A
	7.75% 1/15/21	190,000	196,175
•	XL Group 6.50% 12/29/49	305,000	307,288
			1,612,438
Media – 3.35%
	AMC Networks 4.75% 12/15/22	100,000	100,250
	CCO Holdings 5.25% 9/30/22	195,000	195,975
#	Cequel Communications Escrow 1
	144A 6.375% 9/15/20	145,000	152,250
	Clear Channel Communications
	9.00% 3/1/21	315,000	314,212
	Clear Channel Worldwide Holdings
	7.625% 3/15/20	190,000	202,761
#	Cogeco Cable 144A
	4.875% 5/1/20	95,000	95,000
	CSC Holdings 6.75% 11/15/21	130,000	146,250
	DISH DBS 5.00% 3/15/23	275,000	261,250
#	Griffey Intermediate 144A
	7.00% 10/15/20	190,000	193,325
#	MDC Partners 144A
	6.75% 4/1/20	120,000	123,300
#	Nara Cable Funding 144A
	8.875% 12/1/18	200,000	212,000
#	Nexstar Broadcasting 144A
	6.875% 11/15/20	130,000	139,100
#	Ono Finance II 144A
	10.875% 7/15/19	234,000	248,625
	Satelites Mexicanos 9.50% 5/15/17	95,000	103,075
#	Sirius XM Radio 144A
	4.625% 5/15/23	75,000	72,188

		Principal
		Amount	Value
Corporate Bonds (continued)
Media (continued)
#	Univision Communications 144A
	8.50% 5/15/21	$365,000	$396,937
#	UPCB Finance VI 144A
	6.875% 1/15/22	150,000	162,750
			3,119,248
Services – 4.23%
#	Algeco Scotsman Global
	Finance 144A
	8.50% 10/15/18	165,000	172,425
	10.75% 10/15/19	280,000	278,599
#	Avis Budget Car Rental 144A
	5.50% 4/1/23	170,000	172,550
*#	Beazer Homes USA 144A
	7.25% 2/1/23	50,000	53,188
	Caesars Entertainment Operating
	8.50% 2/15/20	195,000	186,347
#	Carlson Wagonlit 144A
	6.875% 6/15/19	200,000	211,500
#	DigitalGlobe 144A 5.25% 2/1/21	160,000	162,000
#	Geo Group 144A 5.125% 4/1/23	160,000	163,600
	H&E Equipment Services
	7.00% 9/1/22	170,000	184,450
	M/I Homes 8.625% 11/15/18	210,000	233,099
#	Mattamy Group 144A
	6.50% 11/15/20	190,000	190,475
	Meritage Homes 7.00% 4/1/22	35,000	39,463
	MGM Resorts International
	7.75% 3/15/22	90,000	103,050
	11.375% 3/1/18	230,000	298,999
	NCL
	#144A 5.00% 2/15/18	61,000	62,525
	9.50% 11/15/18	20,000	22,650
	PHH
	7.375% 9/1/19	100,000	114,000
	9.25% 3/1/16	99,000	115,583
	Pinnacle Entertainment
	7.75% 4/1/22	60,000	65,700
	8.75% 5/15/20	30,000	32,888
	Seven Seas Cruises 9.125% 5/15/19	175,000	192,063
	Swift Services Holdings
	10.00% 11/15/18	180,000	206,550
#	Taylor Morrison Communities 144A
	7.75% 4/15/20	139,000	155,680
	Toll Brothers Finance
	4.375% 4/15/23	210,000	213,149
	United Rentals North America
	6.125% 6/15/23	35,000	36,838
	7.625% 4/15/22	43,000	47,838
#	Watco 144A 6.375% 4/1/23	90,000	95,175
#	Wynn Las Vegas 144A
	4.25% 5/30/23	135,000	131,456
			3,941,840
Technology – 2.31%
#	Avaya 144A 10.50% 3/1/21	115,000	97,175
	CDW
	8.50% 4/1/19	110,000	122,238
	12.535% 10/12/17	88,000	95,040
#	Commscope Holdings PIK 144A
	6.625% 6/1/20	35,000	34,738
	First Data
	#144A 8.25% 1/15/21	180,000	191,700
	*11.25% 3/31/16	195,000	196,950
	#144A 11.25% 1/15/21	130,000	133,575
	*#144A 11.75% 8/15/21	85,000	82,450
	GXS Worldwide 9.75% 6/15/15	98,000	100,695
	iGate 9.00% 5/1/16	50,000	54,000
	Infor US 9.375% 4/1/19	214,000	242,355
	j2 Global 8.00% 8/1/20	285,000	307,799
	MagnaChip Semiconductor
	10.50% 4/15/18	73,000	81,213
#	Seagate HDD Cayman 144A
	4.75% 6/1/23	205,000	199,875
#	Viasystems 144A 7.875% 5/1/19	195,000	209,625
			2,149,428
Utilities – 0.82%
	AES
	4.875% 5/15/23	100,000	98,500
	7.375% 7/1/21	133,000	156,275
	8.00% 6/1/20	43,000	51,815
	Elwood Energy 8.159% 7/5/26	104,013	113,374
	GenOn Americas Generation
	8.50% 10/1/21	115,000	133,400
	GenOn Energy 9.875% 10/15/20	188,000	213,380
			766,744
Total Corporate Bonds
	(cost $33,646,271)		35,768,899

«Senior Secured Loans – 0.80%
	EquiPower Resources 2nd Lien
	10.00% 5/23/19	75,000	77,250
	Hostess Brands 1st Lien
	6.75% 3/12/20	160,000	164,000
	JC Penney 1st Lien 6.00% 5/21/18	100,000	101,563
	Panda Temple Power II Tranche B
	1st Lien 7.25% 3/28/19	155,000	158,100
	Rite Aid 2nd Lien 5.75% 8/3/20	97,000	100,577
	Smart & Final 2nd Lien
	10.50% 11/8/20	143,590	147,538
Total Senior Secured Loans
	(cost $734,200)		749,028

(continues)       9

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Number of
		Shares	Value
	Exchange Traded Fund – 0.26%
*†i	PATH S&P 500 VIX Short-Term
	Futures ETN	12,500	$239,750
	Total Exchange Traded Fund
	(cost $589,000)		239,750

	Limited Partnerships – 1.25%
	Brookfield Infrastructure Partners	10,300	374,096
*	Lehigh Gas Partners	31,800	788,958
	Total Limited Partnerships
	(cost $897,682)		1,163,054

	Preferred Stock – 0.66%
#	Ally Financial 144A 7.00%	200	196,088
•	GMAC Capital Trust I 8.125%	8,000	212,960
*	Regions Financial Series A 6.375%	8,000	202,640
	Total Preferred Stock (cost $594,170)		611,688

		Principal
		Amount
	Short-Term Investments – 4.42%
	≠Discount Notes – 2.22%
	Fannie Mae 0.06% 9/16/13	$379,133	379,088
	Federal Home Loan Bank
	0.045% 7/24/13	207,467	207,461
	0.05% 7/26/13	119,501	119,498
	0.06% 7/2/13	494,742	494,735
	0.06% 8/14/13	498,986	498,955
	0.06% 8/16/13	163,899	163,889
	0.06% 8/21/13	207,467	207,454
			2,071,080
	Repurchase Agreements – 2.20%
	Bank of America 0.03%, dated
	5/31/13, to be repurchased
	on 6/3/13, repurchase price
	$415,673 (collateralized
	by U.S. Government obligations
	0.75%-3.625% 6/15/14–8/15/19;
	market value $423,985)	415,672	415,672
	BNP Paribas 0.05%, dated
	5/31/13, to be repurchased
	on 6/3/13, repurchase price
	$1,635,335 (collateralized by U.S.
	Government obligations
	0.00%-1.75% 8/29/13–1/31/18;
	market value $1,668,035)	1,635,328	1,635,328
			2,051,000
	Total Short-Term Investments
	(cost $4,121,969)		4,122,080

	Total Value of Securities Before
	Securities Lending Collateral – 130.25%
	(cost $101,346,950)		121,357,754

		Number of
		Shares
	**Securities Lending Collateral – 4.49%
	Investment Companies
	Delaware Investments Collateral
	Fund No. 1	4,181,874	$4,181,874
	@†Mellon GSL Reinvestment Trust II	111,555	0
	Total Securities Lending Collateral
	(cost $4,293,429)		4,181,874

	Total Value of Securities – 134.74%
	(cost $105,640,379)		125,539,628 ©
	**Obligation to Return Securities
	Lending Collateral – (4.61%)		(4,293,429)
Borrowing Under Line of Credit – (30.29%)			(28,225,000)
	«Receivables and Other Assets
	Net of Other Liabilities – 0.16%		150,626
	Net Assets Applicable to 9,439,043
	Shares Outstanding; Equivalent to
	$9.87 Per Share – 100.00%		$93,171,825

Components of Net Assets at May 31, 2013:
Common stock, $0.01 par value, 500,000,000
	shares authorized to the Fund		$90,795,796
Distributions in excess of net investment income			(1,435,093)
	Accumulated net realized loss on investments		(16,087,189)
	Net unrealized appreciation of investments		19,898,311
	Total net assets		$93,171,825

†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2013, the aggregate value of Rule 144A securities was $20,952,330, which represented 22.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2013.
•	Variable rate security. The rate shown is the rate as of May 31, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Includes $4,475,964 of securities loaned.
«	Includes foreign currency valued at $51,927 with a cost of $52,865.

Summary of Abbreviations:
ADR — American Depositary Receipt
ETN — Exchange-Traded Note
PIK — Pay-in-kind
REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Interest	$1,593,001
Dividends	1,036,889
Securities lending income	31,192
Foreign tax withheld	(1,529)	$2,659,553

Expenses:
Management fees	321,025
Reports to shareholders	51,399
Dividend disbursing and transfer agent fees and expenses	39,159
Accounting and administration expenses	22,623
Legal fees	16,767
Audit and tax	14,460
NYSE fees	12,500
Dues and services	6,464
Custodian fees	3,852
Pricing fees	2,949
Director’s fees	2,309
Leverage expenses	1,963
Insurance fees	786
Pennsylvania franchise tax	533
Registration fees	470
Consulting fees	449
Director’s expenses	149
Total operating expenses (before interest expense)		497,857
Interest expense		153,940
Total operating expenses (after interest expense)		651,797
Net Investment Income		2,007,756

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		3,675,850
Foreign currencies		(548)
Foreign currency exchange contracts		(856)
Options written		70,813
Net realized gain		3,745,259
Net change in unrealized appreciation (depreciation) of:
Investments		8,670,101
Foreign currencies		(985)
Net change in unrealized appreciation (depreciation)		8,669,116
Net Realized and Unrealized Gain		12,414,375

Net Increase in Net Assets Resulting from Operations		$14,422,131

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,007,756	$4,145,871
Net realized gain	3,745,259	1,234,009
Net change in unrealized appreciation (depreciation)	8,669,116	10,327,973
Net increase in net assets resulting from operations	14,422,131	15,707,853

Dividends and Distributions to Shareholders from:
Net investment income	(2,973,298)	(5,485,622)
Return of capital	—	(885,732)
	(2,973,298)	(6,371,354)

Net Increase in Net Assets	11,448,833	9,336,499

Net Assets:
Beginning of period	81,722,992	72,386,493
End of period (including distributions in excess of
net investment income of $1,435,093 and $469,551, respectively)	$93,171,825	$81,722,992

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2013 (Unaudited)

Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$14,422,131

Adjustments to reconcile net increase in net assets from
operations to cash provided by (used for) operating activities:
Amortization of premium and discount on investments purchased	(25,773)
Purchase of investment securities	(24,228,814)
Proceeds from disposition of investment securities	26,713,154
Purchase of short-term investment securities, net	(1,057,600)
Net realized gain	(3,745,259)
Premiums received for written options	100,785
Premiums paid to close written options	(16,306)
Net change in net unrealized appreciation (depreciation)	(8,669,116)
Decrease in receivable for investments sold	875,085
Decrease in interest and dividends receivable and other assets	45,876
Decrease in payable for investments purchased	(1,150,465)
Decrease in interest payable	(429)
Decrease in accrued expenses and other liabilities	(54,919)
Total adjustments	(11,213,781)
Net cash provided by operating activities	3,208,350

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(2,973,298)
Net cash used for financing activities	(2,973,298)
Effect of exchange rates on cash	(985)
Net increase in cash	234,067
Cash at beginning of period	(473,060)
Cash at end of period	$(238,993)

Cash paid for interest expense for leverage	$154,369

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
	(Unaudited)
Net asset value, beginning of period	$8.660	$7.670	$7.680	$7.040	$5.220	$11.850

Income (loss) from investment operations:
Net investment income[2]	0.219	0.439	0.432	0.423	0.413	0.490
Net realized and unrealized gain (loss)	1.306	1.226	0.248	0.907	2.120	(6.160)
Total from investment operations	1.525	1.665	0.680	1.330	2.533	(5.670)

Less dividends and distributions from:
Net investment income	(0.315)	(0.581)	(0.690)	(0.690)	(0.410)	(0.558)
Return of capital	—	(0.094)	—	—	(0.303)	(0.402)
Total dividends and distributions	(0.315)	(0.675)	(0.690)	(0.690)	(0.713)	(0.960)

Net asset value, end of period	$9.870	$8.660	$7.670	$7.680	$7.040	$5.220

Market value, end of period	$9.120	$7.920	$6.890	$7.560	$6.600	$4.020

Total return based on:[3]
Net asset value	18.13%	22.88%	9.30%	19.61%	53.26%	(50.35% )
Market value	19.36%	25.10%	(0.26% )	25.59%	86.93%	(57.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,172	$81,723	$72,386	$72,470	$66,421	$51,831
Ratio of expenses to average net assets	1.47%	1.60%	1.51%	1.65%	1.83%	2.39%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	0.85%	0.85%	0.91%	0.95%	1.05%	0.88%
Ratio of interest expense to adjusted average net assets[4]	0.26%	0.36%	0.28%	0.33%	0.30%	0.80%
Ratio of net investment income to average net assets	4.66%	5.26%	5.35%	5.75%	7.06%	5.12%
Ratio of net investment income to adjusted average net assets[4]	3.54%	3.97%	4.23%	4.45%	5.21%	3.59%
Portfolio turnover	21%	39%	45%	62%	65%	64%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$28,225	$28,225	$20,225	$20,225	$20,225	$20,225
Asset coverage per $1,000 of debt outstanding at end of period	$4,301	$3,895	$4,579	$4,583	$4,284	$3,563

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2013 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009–Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2012. The actual determination of the source of the Fund’s distributions can be made only at year end.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2013. Delaware Management Company (DMC), a series of Delaware Management Business Trust, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the

(continues)       17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC and the investment manager, an annual fee of 0.55% of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets exclude the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets excluding the line of credit liability of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $2,828 for these services.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$57,566
Fees and expenses payable to DSC	505
Other expenses payable to DMC and affiliates*	1,739

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $ 6,332 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors of the Fund. These officers and Directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $24,228,814 and sales of $26,713,154 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $105,920,171. At May 31, 2013, net unrealized appreciation was $ 19,619,457, of which $21,670,425 related to unrealized appreciation of investments and $2,050,968 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012, if not utilized in future years, will expire as follows: $8,385,175 expires in 2016 and $11,215,636 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$67,024,648	$284,831	$—	$67,309,479
Convertible Preferred Stock[2]	1,129,727	989,184	—	2,118,911
Corporate Debt	—	45,792,792	—	45,792,792
Exchange-Traded Fund	239,750	—	—	239,750
Limited Partnerships	1,163,054	—	—	1,163,054
Preferred Stock[3]	415,600	196,088	—	611,688
Short-Term Investments	—	4,122,080	—	4,122,080
Securities Lending Collateral	—	4,181,874	—	4,181,874
Total	$69,972,779	$55,566,849	$—	$125,539,628

1Security type is valued across multiple levels. The amounts attributed to level 1 securities and level 2 securities represent 99% and 1%, respectively, of the total market value of this security type.
2Security type is valued across multiple levels. The amounts attributed to level 1 securities and level 2 securities represent 53% and 47%, respectively, of the total market value of this security type.
3Security type is valued across multiple levels. The amounts attributed to level 1 securities and level 2 securities represent 68% and 32%, respectively, of the total market value of this security type.

(continues)       19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s’ net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare Shareowner Services LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2013 and the year ended Nov. 30, 2012.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2013 and the year ended Nov. 30, 2012.

5. Line of Credit

For the six months ended May 31, 2013, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on Nov. 11, 2013. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2013, the par value of loans outstanding was $28,225,000 at a variable interest rate of 1.08%. During the six months ended May 31, 2013, the average daily balance of loans outstanding was $28,225,000 at a weighted average interest rate of approximately 1.09%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.20% per annum on the unused balance and is reflected in leverage expenses on the statement of operations. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2013.

Options Contracts — During the six months ended May 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2013 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Nov. 30, 2012	—	$—
Options written	575	100,785
Options expired	(412)	(70,813)
Options exercised	(100)	(13,666)
Options terminated in closing purchase transactions	(63)	(16,306)
Options outstanding at May 31, 2013	—	$—

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	9,084	USD	—
Options contracts (average notional value)		—		4,475

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial

(continues)       21

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

7. Securities Lending (continued)

collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013 the value of securities on loan was $4,475,964, for which the Fund received collateral, comprised of non-cash collateral valued at $353,124 and cash collateral of $4,293,429. At May 31, 2013 the value of invested collateral was $4,181,874. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risks

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2013, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management

Changes to portfolio management team

Paul A. Matlack, Craig C. Dembek, and John P. McCarthy were appointed co-portfolio managers of the Fund on December 4, 2012. Messrs. Matlack, Dembek, and McCarthy joined Babak Zenouzi, Damon J. Andres, Wayne A. Anglace, D. Tysen Nutt Jr., Anthony A. Lombardi, Robert Vogel Jr., Nikhil G. Lalvani, Kristen E. Bartholdson, Roger A. Early, and Thomas H. Chow in making day-to-day decisions for the Fund.

On December 4, 2012, the Fund announced that Kevin P. Loome would no longer serve as a co-portfolio manager of the Fund.

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies, and credit risk opportunities including high yield mutual funds and strategies. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of high yield collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Craig C. Dembek, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

(continues)       25

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management (continued)

Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last worked as a director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst, last serving as a vice president. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Paul A. Matlack, CFA
Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

John P. McCarthy, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is a senior research analyst on the firm’s taxable fixed income team, responsible for industrials, autos, auto parts, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

Joseph W. Chow†
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa†
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans†
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Senior Vice President, Deputy General
Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; (ii) on the Fund’s website at delawareinvestments.com; and (iii) on the SEC’s website at sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
Computershare Shareowner Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

Website
delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 2, 2013